UNAUDITED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income (loss) for the period		$ (436)	$ 4,935	$ (10,412)	$ 6,060
Items that will not be reclassified to the statement of income:
Recognized in equity		1,683	1	1,683	1
Deferred income tax		(187)		(187)
Actuarial gains (losses) on defined benefit pension plans, net		1,496	1	1,496	1
Recognized in equity		1	(1)	(2)	(3)
Deferred income tax				1	1
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net		1	(1)	(1)	(2)
Share of other comprehensive income (losses) in equity-accounted investments		43		14
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity		(2,706)	1,516	(24,421)	878
Reclassified to the statement of income	[1]	1,043	739	2,443	1,494
Deferred income tax		566	(767)	7,472	(807)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		(1,097)	1,488	(14,506)	1,565
Cumulative translation adjustments
Recognized in equity	[2]	(261)	768	(5,224)	555
Reclassified to the statement of income	[2]				34
Cumulative translation adjustments, net		(261)	768	(5,224)	589
Share of other comprehensive income in equity-accounted investments		(13)	(39)	(617)	(17)
Total other comprehensive income (loss)		169	2,217	(18,838)	2,136
Total comprehensive income (loss)		(267)	7,152	(29,250)	8,196
Comprehensive income (loss) attributable to non-controlling interests		(6)	134	(259)	184
Comprehensive income (loss) attributable to shareholders of Petrobras		$ (261)	$ 7,018	$ (28,991)	$ 8,012

[1]	For more information, see note 30.2.
[2]	It includes a US$839 loss (a US$117 gain in the six-month period ended June 30, 2019), of cumulative translation adjustments in associates and joint ventures.